CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 27,758	$ 21,298
Time deposits	1,430	2,091
Prepaid expenses and other current assets	10,906	6,394
Total current assets	40,094	29,783
Non-current assets:
Property and equipment, net	363	138
Intangible assets, net	80	92
Right-of-use assets	2,888	723
Deferred tax assets	57	72
Other non-current assets	460	348
Total non-current assets	3,848	1,373
Total assets	43,942	31,156
Current liabilities:
Advances from students	45,064	27,214
Accrued expenses and other current liabilities	6,644	6,189
Lease liabilities	1,242	590
Taxes payable	1,100	1,060
Amount due to related parties	2,853	4,077
Total current liabilities	56,903	39,130
Non-current liabilities:
Lease liabilities	1,441	41
Other non-current liabilities	310	176
Total non-current liabilities	1,751	217
Total liabilities	58,654	39,347
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	339,249	338,316
Surplus reserves	1	1
Accumulated other comprehensive loss	(685)	(326)
Accumulated deficit	(353,600)	(346,365)
Total shareholders' deficit	(15,000)	(8,340)
Noncontrolling interest	288	149
Total deficit	(14,712)	(8,191)
Total liabilities and shareholders' deficit	43,942	31,156
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	25	24
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	$ 10	$ 10